Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Income tax paid		€ (220)	€ (383)	€ (2,051)
Interest paid		(180)	(174)	(315)
Interest received		1	29	37
Deferred tax expense		(124)	(133)	(99)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[1]	299	709	918
Seprafilm
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax			313	311
Pharmaceuticals
Condensed Cash Flow Statements, Captions [Line Items]
Deferred tax expense		10
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax		€ 84	105	97
Contingent consideration relating to divestments
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax			€ 167	€ 167

[1]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets, net of tax (including €10 million of deferred taxes as of June 30, 2021). For the six months ended June 30, 2021, it includes the divestment of operations relating to certain established prescription products for a selling price of €84 million before taxes. For the six months ended June 30, 2020 and the year ended December 31, 2020 it includes (i) the sale of operations relating to the Seprafilm® product to Baxter (for a selling price of €313 million before taxes as of June 30, 2020 and €311 million before taxes as of December 31, 2020); (ii) the divestment of certain established prescription products (for a selling price of €105 million before taxes as of June 30, 2020 and €97 million before taxes as of December 31, 2020); and (iii) contingent consideration of €167 million before taxes relating to a past divestment.